Risk management and financial instruments - Concentration Risk (Details) - Contract Revenues - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Petrobras
Concentration Risk [Line Items]
Concentration risk percentage	19.00%	20.00%	16.00%
Total
Concentration Risk [Line Items]
Concentration risk percentage	16.00%	13.00%	14.00%
Exxon
Concentration Risk [Line Items]
Concentration risk percentage	14.00%	10.00%	12.00%
Statoil
Concentration Risk [Line Items]
Concentration risk percentage	12.00%	13.00%	14.00%